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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-211664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 11/30/2013

 Shares

 Value

 COMMON STOCKS - 98.4%

 Energy - 12.3%

 Oil & Gas Equipment & Services - 1.1%

 263,103

 Halliburton Co.

 $

 13,860,266

 Integrated Oil & Gas - 4.1%

 154,735

 Hess Corp.

 $

 12,553,651

 430,439

 Occidental Petroleum Corp.

 40,874,487

 $

 53,428,138

 Oil & Gas Exploration & Production - 7.1%

 411,333

 Apache Corp.

 $

 37,632,856

 389,160

 ConocoPhillips

 28,330,848

 746,161

 Marathon Oil Corp.

 26,891,642

 $

 92,855,346

 Total Energy

 $

 160,143,750

 Materials - 2.5%

 Commodity Chemicals - 1.5%

 247,009

 LyondellBasell Industries NV

 $

 19,064,155

 Diversified Metals & Mining - 1.0%

 242,413

 Rio Tinto Plc (A.D.R.)

 $

 12,860,010

 Total Materials

 $

 31,924,165

 Capital Goods - 11.8%

 Aerospace & Defense - 2.9%

 258,498

 Honeywell International, Inc.

 $

 22,879,658

 130,443

 United Technologies Corp.

 14,460,911

 $

 37,340,569

 Electrical Components & Equipment - 2.6%

 459,973

 Eaton Corp Plc

 $

 33,421,638

 Industrial Conglomerates - 3.1%

 1,509,535

 General Electric Co.

 $

 40,244,203

 Industrial Machinery - 3.2%

 582,640

 Ingersoll-Rand Plc

 $

 41,612,149

 Total Capital Goods

 $

 152,618,559

 Transportation - 2.4%

 Airlines - 1.3%

 433,032

 United Continental Holdings, Inc. *

 $

 16,996,506

 Railroads - 1.1%

 83,786

 Union Pacific Corp.

 $

 13,576,683

 Total Transportation

 $

 30,573,189

 Media - 5.0%

 Movies & Entertainment - 5.0%

 455,565

 The Walt Disney Co.

 $

 32,135,555

 505,691

 Time Warner, Inc.

 33,228,956

 $

 65,364,511

 Total Media

 $

 65,364,511

 Retailing - 3.4%

 Department Stores - 1.3%

 309,065

 Macy's, Inc.

 $

 16,460,802

 Home Improvement Retail - 2.1%

 568,058

 Lowe's Companies, Inc.

 $

 26,971,394

 Total Retailing

 $

 43,432,196

 Food & Staples Retailing - 2.5%

 Drug Retail - 2.5%

 474,085

 CVS Caremark Corp.

 $

 31,744,732

 Total Food & Staples Retailing

 $

 31,744,732

 Food, Beverage & Tobacco - 3.1%

 Soft Drinks - 1.9%

 595,063

 Coca-Cola Enterprises, Inc.

 $

 24,956,942

 Tobacco - 1.2%

 424,047

 Altria Group, Inc.

 $

 15,681,258

 Total Food, Beverage & Tobacco

 $

 40,638,200

 Health Care Equipment & Services - 5.8%

 Health Care Equipment - 1.8%

 413,891

 Medtronic, Inc.

 $

 23,724,232

 Health Care Distributors - 1.9%

 382,622

 Cardinal Health, Inc.

 $

 24,717,381

 Managed Health Care - 2.1%

 397,442

 Aetna, Inc.

 $

 27,395,677

 Total Health Care Equipment & Services

 $

 75,837,290

 Pharmaceuticals, Biotechnology & Life Sciences - 8.0%

 Pharmaceuticals - 8.0%

 422,221

 Johnson & Johnson

 $

 39,967,440

 528,625

 Merck & Co., Inc.

 26,341,384

 1,191,658

 Pfizer, Inc.

 37,811,308

 $

 104,120,132

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 104,120,132

 Banks - 7.5%

 Regional Banks - 7.5%

 399,489

 BB&T Corp.

 $

 13,878,248

 2,081,584

 KeyCorp

 26,540,196

 2,704,031

 Regions Financial Corp.

 26,310,222

 405,506

 The PNC Financial Services Group, Inc.

 31,203,687

 $

 97,932,353

 Total Banks

 $

 97,932,353

 Diversified Financials - 17.0%

 Other Diversified Financial Services - 9.6%

 1,085,514

 Citigroup, Inc.

 $

 57,445,402

 546,210

 ING US, Inc.

 19,084,577

 833,896

 JPMorgan Chase & Co.

 47,715,529

 $

 124,245,508

 Consumer Finance - 2.3%

 557,038

 Discover Financial Services, Inc.

 $

 29,690,125

 Investment Banking & Brokerage - 5.1%

 1,173,260

 Morgan Stanley Co.

 $

 36,723,038

 175,244

 The Goldman Sachs Group, Inc.

 29,605,721

 $

 66,328,759

 Total Diversified Financials

 $

 220,264,392

 Insurance - 6.2%

 Life & Health Insurance - 2.2%

 267,261

 Lincoln National Corp.

 $

 13,718,507

 430,379

 Unum Group

 14,447,823

 $

 28,166,330

 Multi-line Insurance - 2.0%

 722,225

 Hartford Financial Services Group, Inc.

 $

 25,732,877

 Property & Casualty Insurance - 2.0%

 494,050

 The Allstate Corp.

 $

 26,812,094

 Total Insurance

 $

 80,711,301

 Software & Services - 2.6%

 Internet Software & Services - 2.6%

 911,830

 Yahoo!, Inc. *

 $

 33,719,473

 Total Software & Services

 $

 33,719,473

 Technology Hardware & Equipment - 6.3%

 Communications Equipment - 1.3%

 777,467

 Cisco Systems, Inc.

 $

 16,521,174

 Computer Hardware - 2.6%

 61,211

 Apple, Inc.

 $

 34,037,601

 Computer Storage & Peripherals - 1.1%

 578,387

 EMC Corp.

 $

 13,794,530

 Office Electronics - 1.3%

 1,546,501

 Xerox Corp.

 $

 17,599,181

 Total Technology Hardware & Equipment

 $

 81,952,486

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductors - 1.0%

 273,943

 Analog Devices, Inc.

 $

 13,209,531

 Total Semiconductors & Semiconductor Equipment

 $

 13,209,531

 Utilities - 1.0%

 Electric Utilities - 1.0%

 152,651

 NextEra Energy, Inc. *

 $

 12,912,748

 Total Utilities

 $

 12,912,748

 TOTAL COMMON STOCKS

 (Cost $1,048,834,660)

 $

 1,277,099,008

 TOTAL INVESTMENT IN SECURITIES - 98.4%

 (Cost $1,048,834,660) (a)

 $

 1,277,099,008

 OTHER ASSETS & LIABILITIES - 1.6%

 $

 20,999,967

 TOTAL NET ASSETS - 100.0%

 $

 1,298,098,975

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At November 30, 2013, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,053,226,872 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 225,315,649

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,443,513)

 Net unrealized appreciation

 $

 223,872,136

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of November 30, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,277,099,008

$
-

$
-

$
1,277,099,008

 Total

$
1,277,099,008

$
-

$
-

$
1,277,099,008

 During the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [Pioneer Series Trust III]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioner Series Trust XII By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date January 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date January 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date January 29, 2014 * Print the name and title of each signing officer under his or her signature.